APPROPRIATED RESERVES (Details Textual)	12 Months Ended
Dec. 31, 2017
Disclosure Of Appropriated Reserves [Abstract]
Explanation of terms to maintain non distributable reserve	a non-distributable reserve to the shareholders must be established for the 70% of the diference between the accounting and the tax depreciation, when the tax depreciation is greater than the accounting depreciation. [1]

[1]	Pursuant to Decree 2336 of 1995, a reserve was established until 2016 for profits related to the valuation of investmentes held for trading purposes by the Bank.